Guarantees, commitments and risks - Sensitivity USD (Details) - Strategic liquidity - US Dollars - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Guarantees, commitments and risks
Value at risk	€ 160	€ 100
High
Guarantees, commitments and risks
Value at risk	180	200
Low
Guarantees, commitments and risks
Value at risk	120	100
Average
Guarantees, commitments and risks
Value at risk	€ 150	€ 100